EMPLOYEE BENEFITS (Details) $ in Millions, $ in Millions	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 COP ($)
Disclosure Of Defined Benefit Plan Explanatory [Line Items]
Net defined benefit liability	$ 1,238,172	$ 414.9		$ 1,097,594
Short-term Benefits [Member]
Disclosure Of Defined Benefit Plan Explanatory [Line Items]
Net defined benefit liability	404,292			397,460
Post-Employment benefits [Member]
Disclosure Of Defined Benefit Plan Explanatory [Line Items]
Net defined benefit liability	604,110			509,022
Long-term Benefits [Member]
Disclosure Of Defined Benefit Plan Explanatory [Line Items]
Net defined benefit liability	$ 229,770			$ 191,112

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.